Warrants (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants Outstanding		37,119,049		15,448,056	9,018,609
Number of Warrant, Outstanding			35,187,847
Warrants Exercisable		37,119,049	35,187,847
Remaining Life In Years				2 years 3 months 19 days
Warrant 1 [Member]
Exercise Price per share, Outstanding			$ 0.2
Number of Warrant, Outstanding			17,855,500
Remaining Life in Years, Outstanding			4 years 8 months 9 days
Warrants Exercisable			17,855,500
Warrant 2 [Member]
Exercise Price per share, Outstanding			$ 0.4
Number of Warrant, Outstanding			10,250,000
Remaining Life in Years, Outstanding			4 years 10 months 3 days
Warrants Exercisable			10,250,000
Warrant 3 [Member]
Exercise Price per share, Outstanding			$ 0.5
Number of Warrant, Outstanding			936,670
Remaining Life in Years, Outstanding			2 years 2 months 30 days
Warrants Exercisable			936,670
Warrant 8 [Member]
Exercise Price per share, Outstanding			$ 1.06
Number of Warrant, Outstanding			146,200
Remaining Life in Years, Outstanding			11 months 23 days
Warrants Exercisable			146,200
Warrant 9 [Member]
Number of Warrant, Outstanding			407,475
Remaining Life in Years, Outstanding			10 months 10 days
Warrants Exercisable			407,475
Warrant 4 [Member]
Exercise Price per share, Outstanding			$ 0.6
Number of Warrant, Outstanding			50,000
Warrants Exercisable			50,000
Warrant 4 [Member]
Remaining Life in Years, Outstanding			2 years 2 months 30 days
Warrant 5 [Member]
Exercise Price per share, Outstanding			$ 0.83
Number of Warrant, Outstanding			100,000
Remaining Life in Years, Outstanding			3 years 1 month 6 days
Warrants Exercisable			100,000
Warrant 6 [Member]
Exercise Price per share, Outstanding			$ 0.9
Number of Warrant, Outstanding			5,070,002
Remaining Life in Years, Outstanding			1 year 7 months 17 days
Warrants Exercisable			5,070,002
Warrant 7 [Member]
Exercise Price per share, Outstanding			$ 1
Number of Warrant, Outstanding			372,000
Remaining Life in Years, Outstanding			2 months 30 days
Warrants Exercisable			372,000
Warran [Member]
Remaining Life in Years, Outstanding	5 years
Warrants Exercisable		37,119,049	35,187,847
Warrants Outstanding, Execrise Price	$ 0.20
Remaining Life In Years		2 years 3 months 19 days
Warran [Member] | 4.51 [Member]
Warrants Exercisable		12,275,370
Remaining Life In Years		4 years 6 months 3 days
Warran [Member] | 4.81 [Member]
Warrants Exercisable		18,700,000
Remaining Life In Years		4 years 9 months 22 days
Warran [Member] | 2.01 [Member]
Warrants Exercisable		440,002
Remaining Life In Years		2 years 4 days
Warran [Member] | TwoPointOnesMember
Warrants Exercisable		50,000
Remaining Life In Years		2 years 4 days
Warran [Member] | 2.80 [Member]
Warrants Exercisable		100,000
Remaining Life In Years		2 years 9 months 18 days
Warran [Member] | 1.50 [Member]
Warrants Exercisable		5,000,002
Remaining Life In Years		1 year 6 months
Warran [Member] | 0.73 [Member]
Warrants Exercisable		146,200
Remaining Life In Years		8 months 23 days
Warran [Member] | 0.61 [Member]
Warrants Exercisable		407,475
Remaining Life In Years		7 months 10 days
Warran [Member] | 0.20 [Member]
Warrants Outstanding		12,275,370
Warrants Outstanding, Execrise Price		$ 0.20
Warran [Member] | 0.40 [Member]
Warrants Outstanding		18,700,000
Warrants Outstanding, Execrise Price		$ 0.40
Warran [Member] | ZeroPointFiveZeroMember
Warrants Outstanding		440,002
Warrants Outstanding, Execrise Price		$ 0.50
Warran [Member] | 0.60 [Member]
Warrants Outstanding		50,000
Warrants Outstanding, Execrise Price		$ 0.60
Warran [Member] | 0.83 [Member]
Warrants Outstanding		100,000
Warrants Outstanding, Execrise Price		$ 0.83
Warran [Member] | 0.90 [Member]
Warrants Outstanding		5,000,002
Warrants Outstanding, Execrise Price		$ 0.90
Warran [Member] | 1.06 [Member]
Warrants Outstanding		146,200
Warrants Outstanding, Execrise Price		$ 1.06
Warran [Member] | 3.00 [Member]
Warrants Outstanding		407,475
Warrants Outstanding, Execrise Price		$ 3.00